Schedule of Investments(a)
November 30, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–61.19%
Aerospace & Defense–1.45%
General Dynamics Corp.	1,075,705	$195,498,627
Apparel, Accessories & Luxury Goods–1.17%
Capri Holdings Ltd.(b)	4,238,559	157,420,081
Automobile Manufacturers–1.65%
General Motors Co.	6,189,439	222,819,804
Building Products–0.97%
Johnson Controls International PLC	3,046,777	130,493,459
Cable & Satellite–2.33%
Charter Communications, Inc., Class A(b)	451,198	212,067,572
Comcast Corp., Class A	2,309,825	101,978,774
DISH Network Corp., Rts. expiring 12/09/2019(b)	60,010	40,806
		314,087,152
Commodity Chemicals–0.60%
Dow, Inc.	1,507,663	80,463,974
Communications Equipment–0.64%
Cisco Systems, Inc.	1,910,841	86,580,206
Diversified Banks–5.82%
Bank of America Corp.	8,412,165	280,293,338
Citigroup, Inc.	3,348,961	251,573,950
JPMorgan Chase & Co.	1,049,948	138,341,149
Wells Fargo & Co.	2,082,337	113,404,073
		783,612,510
Electric Utilities–1.31%
Duke Energy Corp.	525,920	46,370,366
Exelon Corp.	1,454,340	64,572,696
FirstEnergy Corp.	1,375,276	65,586,913
		176,529,975
Fertilizers & Agricultural Chemicals–1.10%
Corteva, Inc.	3,313,095	86,206,732
Nutrien Ltd. (Canada)	1,316,132	62,410,979
		148,617,711
Food Distributors–1.03%
US Foods Holding Corp.(b)	3,478,040	138,321,651
Health Care Distributors–0.88%
McKesson Corp.	818,782	118,428,628
Health Care Equipment–1.63%
Medtronic PLC	974,494	108,548,887
Shares		Value
Health Care Equipment–(continued)
Zimmer Biomet Holdings, Inc.	764,569	$111,076,584
		219,625,471
Health Care Services–1.10%
CVS Health Corp.	1,971,653	148,406,321
Health Care Supplies–0.37%
Alcon, Inc. (Switzerland)(b)	890,140	49,128,997
Home Improvement Retail–0.49%
Kingfisher PLC (United Kingdom)	24,313,803	65,970,957
Hotels, Resorts & Cruise Lines–1.14%
Carnival Corp.	3,409,809	153,714,190
Industrial Machinery–0.98%
Ingersoll-Rand PLC	1,002,321	131,414,306
Insurance Brokers–1.06%
Willis Towers Watson PLC	725,307	142,479,307
Integrated Oil & Gas–3.13%
BP PLC (United Kingdom)	22,161,425	137,730,664
Chevron Corp.	1,096,680	128,454,128
Royal Dutch Shell PLC, Class A (United Kingdom)	5,420,037	154,944,254
		421,129,046
Internet & Direct Marketing Retail–0.79%
eBay, Inc.	2,991,852	106,270,583
Investment Banking & Brokerage–2.97%
Goldman Sachs Group, Inc. (The)	682,187	151,002,093
Morgan Stanley	5,027,934	248,782,174
		399,784,267
IT Consulting & Other Services–0.99%
Cognizant Technology Solutions Corp., Class A	2,068,537	132,613,907
Managed Health Care–0.75%
Anthem, Inc.	347,564	100,327,824
Multi-line Insurance–1.91%
American International Group, Inc.	4,890,362	257,526,463
Oil & Gas Equipment & Services–0.69%
TechnipFMC PLC (United Kingdom)	4,936,357	93,000,966
Oil & Gas Exploration & Production–2.08%
Canadian Natural Resources Ltd. (Canada)	2,966,830	82,976,537
Devon Energy Corp.	4,613,523	100,990,019

See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Shares		Value
Oil & Gas Exploration & Production–(continued)
Marathon Oil Corp.	8,229,859	$95,877,857
		279,844,413
Other Diversified Financial Services–1.31%
AXA Equitable Holdings, Inc.	3,011,478	74,503,966
Voya Financial, Inc.	1,751,909	102,101,256
		176,605,222
Packaged Foods & Meats–2.17%
Kellogg Co.	1,312,383	85,462,381
Mondelez International, Inc., Class A	3,925,594	206,250,709
		291,713,090
Pharmaceuticals–5.60%
Bristol-Myers Squibb Co.	3,157,708	179,799,894
Bristol-Myers Squibb Co., Rts. expiring 03/31/2021(b)	797,327	1,714,253
GlaxoSmithKline PLC (United Kingdom)	2,746,364	62,450,840
Johnson & Johnson	2,159,555	296,917,217
Pfizer, Inc.	2,532,340	97,545,737
Sanofi (France)	1,244,191	115,968,057
		754,395,998
Railroads–0.98%
CSX Corp.	1,842,251	131,794,637
Regional Banks–3.85%
BB&T Corp.	2,597,746	142,148,661
Citizens Financial Group, Inc.	4,253,213	163,578,572
PNC Financial Services Group, Inc. (The)	1,390,423	213,026,708
		518,753,941
Semiconductors–2.63%
Intel Corp.	2,564,124	148,847,398
NXP Semiconductors N.V. (Netherlands)	724,586	83,747,650
QUALCOMM, Inc.	1,461,767	122,130,633
		354,725,681
Specialty Chemicals–0.54%
DuPont de Nemours, Inc.	1,112,409	72,095,227
Systems Software–1.45%
Oracle Corp.	3,484,690	195,630,497
Technology Hardware, Storage & Peripherals–0.98%
Apple, Inc.	495,162	132,332,044
Tobacco–1.99%
Philip Morris International, Inc.	3,226,871	267,604,412
Wireless Telecommunication Services–0.66%
Vodafone Group PLC (United Kingdom)	44,809,265	89,051,356
Total Common Stocks & Other Equity Interests (Cost $6,435,914,576)		8,238,812,901
Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–21.89%
Aerospace & Defense–0.41%
BAE Systems Holdings, Inc. (United Kingdom), 2.85%, 12/15/2020(c)	$3,091,000	$3,112,494
General Dynamics Corp., 2.88%, 05/11/2020	4,561,000	4,580,887
Northrop Grumman Corp., 2.08%, 10/15/2020	13,695,000	13,713,366
Precision Castparts Corp., 2.50%, 01/15/2023	4,150,000	4,209,849
Raytheon Co., 3.13%, 10/15/2020	25,469,000	25,754,890
United Technologies Corp., 4.45%, 11/16/2038	3,239,000	3,867,997
		55,239,483
Agricultural & Farm Machinery–0.11%
Deere & Co., 2.60%, 06/08/2022	14,645,000	14,891,351
Agricultural Products–0.04%
Ingredion, Inc., 6.63%, 04/15/2037	3,940,000	5,117,093
Air Freight & Logistics–0.13%
FedEx Corp.,
4.90%, 01/15/2034	4,310,000	4,947,356
5.10%, 01/15/2044	8,875,000	9,973,449
United Parcel Service, Inc., 3.40%, 11/15/2046	2,608,000	2,661,800
		17,582,605
Airlines–0.15%
American Airlines Pass Through Trust, Series 2014-1, Class A, 3.70%, 04/01/2028	3,283,913	3,458,181
Continental Airlines Pass Through Trust,
Series 2010-1, Class A, 4.75%, 01/12/2021	2,052,941	2,102,264
Series 2012-1, Class A, 4.15%, 04/11/2024	3,910,450	4,135,793
United Airlines Pass Through Trust,
Series 2014-2, Class A, 3.75%, 09/03/2026	4,219,991	4,464,572
Series 2018-1, Class AA, 3.50%, 03/01/2030	5,062,980	5,381,400
		19,542,210
Alternative Carriers–0.23%
GCI Liberty, Inc., Conv., 1.75%, 10/05/2023(c)(d)	22,928,000	30,825,022
Application Software–0.66%
Nuance Communications, Inc.,
Conv., 1.00%, 12/15/2022(d)	29,489,000	29,423,574
1.25%, 04/01/2025	16,761,000	18,583,759
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Principal Amount		Value
Application Software–(continued)
RealPage, Inc., Conv., 1.50%, 11/15/2022	$6,658,000	$9,491,532
Workday, Inc., Conv., 0.25%, 10/01/2022	22,666,000	30,783,261
		88,282,126
Asset Management & Custody Banks–0.14%
Apollo Management Holdings L.P., 4.00%, 05/30/2024(c)	4,260,000	4,506,525
Blackstone Holdings Finance Co. LLC, 5.00%, 06/15/2044(c)	3,975,000	4,901,329
Brookfield Asset Management, Inc. (Canada), 4.00%, 01/15/2025	4,515,000	4,837,215
Carlyle Holdings Finance LLC, 3.88%, 02/01/2023(c)	1,033,000	1,069,491
KKR Group Finance Co. III LLC, 5.13%, 06/01/2044(c)	3,217,000	3,833,770
		19,148,330
Automobile Manufacturers–0.37%
Daimler Finance North America LLC (Germany), 2.25%, 03/02/2020(c)	25,000,000	25,008,807
Ford Motor Credit Co. LLC,
3.10%, 05/04/2023	2,847,000	2,815,101
3.81%, 01/09/2024	4,473,000	4,478,683
4.13%, 08/04/2025	7,006,000	7,005,885
General Motors Co., 6.60%, 04/01/2036	4,317,000	5,024,226
General Motors Financial Co., Inc., 5.25%, 03/01/2026	5,467,000	5,960,463
		50,293,165
Automotive Retail–0.05%
Advance Auto Parts, Inc., 4.50%, 12/01/2023	6,415,000	6,866,794
Biotechnology–0.75%
AbbVie, Inc.,
4.50%, 05/14/2035	7,233,000	8,025,280
4.05%, 11/21/2039(c)	13,812,000	14,443,815
BioMarin Pharmaceutical, Inc., Conv., 1.50%, 10/15/2020	23,901,000	25,662,394
Gilead Sciences, Inc.,
2.55%, 09/01/2020	17,923,000	18,008,083
4.40%, 12/01/2021	4,988,000	5,202,874
Neurocrine Biosciences, Inc., Conv., 2.25%, 05/15/2024	17,930,000	29,258,490
		100,600,936
Brewers–0.31%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
4.70%, 02/01/2036	10,870,000	12,654,616
4.90%, 02/01/2046	12,141,000	14,587,525
Principal Amount		Value
Brewers–(continued)
Heineken N.V. (Netherlands), 3.50%, 01/29/2028(c)	$9,734,000	$10,320,561
Molson Coors Brewing Co., 4.20%, 07/15/2046	4,057,000	4,000,341
		41,563,043
Broadcasting–0.98%
Discovery Communications LLC, 2.80%, 06/15/2020	34,260,000	34,381,496
Liberty Media Corp.,
Conv., 2.25%, 10/05/2021(d)	14,987,000	8,478,935
1.38%, 10/15/2023	61,171,000	81,917,101
Liberty Formula One, Conv., 1.00%, 01/30/2023	5,397,000	7,099,452
		131,876,984
Cable & Satellite–1.04%
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 4.46%, 07/23/2022	10,845,000	11,378,849
Comcast Corp.,
4.15%, 10/15/2028	9,915,000	11,187,039
6.45%, 03/15/2037	2,465,000	3,502,845
3.90%, 03/01/2038	8,010,000	8,893,445
4.60%, 10/15/2038	4,030,000	4,840,719
DISH Network Corp., Conv., 3.38%, 08/15/2026	72,260,000	68,330,863
Liberty Latin America Ltd. (Chile), Conv., 2.00%, 07/15/2024(c)	26,445,000	27,022,280
NBCUniversal Media LLC, 5.95%, 04/01/2041	3,365,000	4,617,139
		139,773,179
Commodity Chemicals–0.07%
LYB Finance Co. B.V. (Netherlands), 8.10%, 03/15/2027(c)	7,384,000	9,526,823
Communications Equipment–0.39%
Finisar Corp., Conv., 0.50%, 12/15/2021(d)	10,562,000	10,551,438
Viavi Solutions, Inc.,
Conv., 1.75%, 06/01/2023	14,372,000	18,034,397
1.00%, 03/01/2024	19,034,000	24,518,343
		53,104,178
Consumer Finance–0.19%
American Express Co., 3.63%, 12/05/2024	3,423,000	3,613,997
Capital One Financial Corp., 3.20%, 01/30/2023	10,060,000	10,344,752
Discover Bank, 3.35%, 02/06/2023	5,380,000	5,546,179
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Principal Amount		Value
Consumer Finance–(continued)
Synchrony Financial, 3.95%, 12/01/2027	$5,795,000	$6,056,320
		25,561,248
Data Processing & Outsourced Services–0.09%
Euronet Worldwide, Inc., Conv., 0.75%, 03/15/2025(c)(d)	6,048,000	7,213,842
Fiserv, Inc., 3.80%, 10/01/2023	5,200,000	5,490,734
		12,704,576
Diversified Banks–1.95%
ANZ New Zealand (Int’l) Ltd. (New Zealand), 2.88%, 01/25/2022(c)	3,545,000	3,606,575
Australia & New Zealand Banking Group Ltd. (Australia),
2.70%, 11/16/2020	30,315,000	30,548,713
2.30%, 06/01/2021	7,448,000	7,483,658
Bank of America Corp., 3.25%, 10/21/2027	5,705,000	5,952,660
Bank of Montreal (Canada), 2.10%, 12/12/2019	26,340,000	26,341,146
BBVA Bancomer S.A. (Mexico), 4.38%, 04/10/2024(c)	6,875,000	7,298,947
Citigroup, Inc.,
3.67%, (3 mo. USD LIBOR + 1.39%), 07/24/2028(e)	5,405,000	5,743,711
6.68%, 09/13/2043	8,000,000	11,663,195
5.30%, 05/06/2044	2,765,000	3,507,697
4.75%, 05/18/2046	4,145,000	4,957,782
Commonwealth Bank of Australia (Australia), 2.25%, 03/10/2020(c)	10,540,000	10,548,990
HSBC Holdings PLC (United Kingdom), 2.63% (3 mo. USD LIBOR + 1.14%), 11/07/2025(e)	18,945,000	18,888,750
JPMorgan Chase & Co.,
Series V, 5.42%(f)	6,410,000	6,443,652
3.20%, 06/15/2026	4,365,000	4,558,291
3.51%, (3 mo. USD LIBOR + 0.95%), 01/23/2029(e)	11,170,000	11,835,690
4.26%, (3 mo. USD LIBOR + 1.58%), 02/22/2048(e)	5,355,000	6,372,127
3.90%, (3 mo. USD LIBOR + 1.22%), 01/23/2049(e)	11,170,000	12,650,178
Mizuho Financial Group Cayman 3 Ltd. (Japan), 4.60%, 03/27/2024(c)	545,000	581,748
National Australia Bank Ltd. (Australia), 1.88%, 07/12/2021	9,725,000	9,706,945
SMBC Aviation Capital Finance DAC (Ireland), 2.65%, 07/15/2021(c)	3,225,000	3,245,416
Principal Amount		Value
Diversified Banks–(continued)
Societe Generale S.A. (France),
2.63%, 09/16/2020(c)	$8,565,000	$8,607,628
5.00%, 01/17/2024(c)	7,365,000	7,940,484
Standard Chartered PLC (United Kingdom), 3.05%, 01/15/2021(c)	7,250,000	7,317,250
Sumitomo Mitsui Banking Corp. (Japan), 2.65%, 07/23/2020	7,235,000	7,268,557
Toronto-Dominion Bank (The) (Canada), 2.65%, 06/12/2024	6,105,000	6,230,112
U.S. Bancorp, Series W, 3.10%, 04/27/2026	3,245,000	3,383,308
Wells Fargo & Co.,
3.55%, 09/29/2025	6,840,000	7,227,318
4.10%, 06/03/2026	4,515,000	4,881,763
4.65%, 11/04/2044	14,430,000	17,275,197
		262,067,488
Diversified Capital Markets–0.58%
Credit Suisse AG (Switzerland), 6.50%, 08/08/2023(c)	6,536,000	7,291,869
Credit Suisse Group AG (Switzerland), Conv., 0.50%, 06/24/2024(c)	75,750,000	71,424,675
		78,716,544
Diversified Chemicals–0.02%
Eastman Chemical Co., 2.70%, 01/15/2020	2,529,000	2,529,645
Diversified Metals & Mining–0.02%
Rio Tinto Finance USA Ltd. (Australia), 7.13%, 07/15/2028	2,175,000	2,939,348
Drug Retail–0.14%
CVS Pass Through Trust, 6.04%, 12/10/2028	6,800,684	7,620,782
Walgreens Boots Alliance, Inc.,
3.30%, 11/18/2021	6,129,000	6,221,223
4.50%, 11/18/2034	4,519,000	4,695,297
		18,537,302
Electric Utilities–0.43%
Electricite de France S.A. (France),
5.63%(c)(f)	6,390,000	6,714,069
4.60%, 01/27/2020(c)	2,150,000	2,158,384
4.88%, 01/22/2044(c)	9,110,000	10,619,289
Georgia Power Co., 2.00%, 03/30/2020	20,950,000	20,950,561
NextEra Energy Capital Holdings, Inc., 3.55%, 05/01/2027	5,572,000	5,955,903
Ohio Power Co., Series M, 5.38%, 10/01/2021	1,050,000	1,113,619
PPL Electric Utilities Corp., 6.25%, 05/15/2039	355,000	501,391
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Principal Amount		Value
Electric Utilities–(continued)
Xcel Energy, Inc., 3.50%, 12/01/2049	$10,280,000	$10,394,059
		58,407,275
Environmental & Facilities Services–0.04%
Waste Management, Inc., 3.90%, 03/01/2035	4,786,000	5,332,874
General Merchandise Stores–0.03%
Dollar General Corp., 3.25%, 04/15/2023	3,650,000	3,769,753
Health Care Equipment–1.43%
Becton, Dickinson and Co.,
2.68%, 12/15/2019	743,000	743,113
4.88%, 05/15/2044	3,739,000	4,302,329
DexCom, Inc.,
Conv., 0.75%, 05/15/2022	25,054,000	57,710,126
0.75%, 12/01/2023(c)	30,543,000	46,431,082
Insulet Corp., Conv., 1.38%, 11/15/2024	4,536,000	9,274,688
Medtronic, Inc.,
3.15%, 03/15/2022	4,299,000	4,420,883
4.38%, 03/15/2035	2,601,000	3,119,308
NuVasive, Inc., Conv., 2.25%, 03/15/2021	20,477,000	26,082,579
Wright Medical Group N.V., Conv., 2.25%, 11/15/2021	9,978,000	14,203,512
Wright Medical Group, Inc., Conv., 1.63%, 06/15/2023	25,471,000	26,414,447
		192,702,067
Health Care REITs–0.10%
Healthpeak Properties, Inc.,
4.20%, 03/01/2024	4,690,000	5,014,668
3.88%, 08/15/2024	5,085,000	5,422,468
Ventas Realty L.P., 5.70%, 09/30/2043	2,080,000	2,677,115
		13,114,251
Health Care Services–0.23%
Cigna Corp., 4.80%, 08/15/2038	3,240,000	3,758,860
CVS Health Corp.,
3.38%, 08/12/2024	3,740,000	3,905,113
4.10%, 03/25/2025	13,266,000	14,260,113
Laboratory Corp. of America Holdings,
3.20%, 02/01/2022	6,132,000	6,266,025
4.70%, 02/01/2045	2,694,000	3,050,913
		31,241,024
Home Improvement Retail–0.10%
Home Depot, Inc. (The), 2.00%, 04/01/2021	6,883,000	6,897,013
Principal Amount		Value
Home Improvement Retail–(continued)
Lowe’s Cos., Inc., 4.55%, 04/05/2049	$5,625,000	$6,542,391
		13,439,404
Homebuilding–0.08%
MDC Holdings, Inc., 6.00%, 01/15/2043	10,130,000	10,328,548
Hotel & Resort REITs–0.01%
Service Properties Trust, 5.00%, 08/15/2022	1,310,000	1,366,769
Housewares & Specialties–0.04%
Tupperware Brands Corp., 4.75%, 06/01/2021	5,638,000	5,625,076
Insurance Brokers–0.02%
Willis North America, Inc., 3.60%, 05/15/2024	2,470,000	2,579,267
Integrated Oil & Gas–0.10%
Husky Energy, Inc. (Canada), 3.95%, 04/15/2022	3,630,000	3,746,233
Occidental Petroleum Corp.,
3.40%, 04/15/2026	4,005,000	4,077,203
3.20%, 08/15/2026	2,408,000	2,424,062
Suncor Energy, Inc. (Canada), 3.60%, 12/01/2024	3,379,000	3,569,562
		13,817,060
Integrated Telecommunication Services–0.50%
AT&T, Inc.,
3.00%, 06/30/2022	5,334,000	5,441,380
3.40%, 05/15/2025	4,966,000	5,186,831
4.30%, 02/15/2030	3,526,000	3,879,498
4.50%, 05/15/2035	4,755,000	5,274,308
5.35%, 09/01/2040	2,077,000	2,488,378
5.15%, 03/15/2042	1,370,000	1,596,501
4.80%, 06/15/2044	10,275,000	11,639,735
5.15%, 11/15/2046	3,698,000	4,346,588
Telefonica Emisiones S.A. (Spain),
7.05%, 06/20/2036	3,600,000	5,055,164
4.67%, 03/06/2038	3,505,000	3,903,735
5.21%, 03/08/2047	6,725,000	7,943,389
Verizon Communications, Inc.,
4.40%, 11/01/2034	3,285,000	3,818,234
4.81%, 03/15/2039	5,062,000	6,175,323
		66,749,064
Interactive Media & Services–0.16%
YY, Inc. (China), Conv., 1.38%, 06/15/2024(c)(d)	22,673,000	21,940,051
Internet & Direct Marketing Retail–0.57%
IAC Financeco 3, Inc., Conv., 2.00%, 01/15/2030(c)	33,949,000	37,301,464
QVC, Inc., 5.45%, 08/15/2034	8,810,000	8,745,559
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Principal Amount		Value
Internet & Direct Marketing Retail–(continued)
Trip.com Group Ltd. (China), Conv., 1.25%, 09/15/2022(d)	$30,912,000	$30,876,771
		76,923,794
Investment Banking & Brokerage–0.58%
Goldman Sachs Group, Inc. (The),
5.25%, 07/27/2021	5,510,000	5,790,487
4.25%, 10/21/2025	5,807,000	6,274,832
GS Finance Corp., Series 0001, Conv., 0.25%, 07/08/2024	56,790,000	58,083,108
Morgan Stanley, 4.00%, 07/23/2025	6,870,000	7,431,431
		77,579,858
IT Consulting & Other Services–0.04%
DXC Technology Co., 4.45%, 09/18/2022	4,954,000	5,161,914
Life & Health Insurance–0.45%
Athene Global Funding,
4.00%, 01/25/2022(c)	12,280,000	12,702,844
2.75%, 06/25/2024(c)	2,890,000	2,919,139
Guardian Life Global Funding, 2.90%, 05/06/2024(c)	7,450,000	7,660,767
Jackson National Life Global Funding,
2.10%, 10/25/2021(c)	5,295,000	5,304,472
3.25%, 01/30/2024(c)	4,885,000	5,078,222
Metropolitan Life Global Funding I, 2.05%, 06/12/2020(c)	5,740,000	5,745,276
Nationwide Financial Services, Inc., 5.30%, 11/18/2044(c)	4,250,000	4,979,102
Prudential Financial, Inc.,
3.91%, 12/07/2047	4,898,000	5,315,322
3.94%, 12/07/2049	4,856,000	5,281,813
Reliance Standard Life Global Funding II, 3.05%, 01/20/2021(c)	4,985,000	5,034,570
		60,021,527
Managed Health Care–0.05%
UnitedHealth Group, Inc., 3.50%, 08/15/2039	5,806,000	6,163,090
Movies & Entertainment–0.19%
Live Nation Entertainment, Inc., Conv., 2.50%, 03/15/2023	20,716,000	25,064,078
Multi-line Insurance–0.10%
American Financial Group, Inc., 4.50%, 06/15/2047	5,075,000	5,562,116
American International Group, Inc., 4.38%, 01/15/2055	7,405,000	8,103,710
		13,665,826
Multi-Utilities–0.10%
NiSource, Inc., 4.38%, 05/15/2047	6,015,000	6,736,280
Principal Amount		Value
Multi-Utilities–(continued)
Sempra Energy, 3.80%, 02/01/2038	$5,871,000	$6,057,138
		12,793,418
Office REITs–0.07%
Highwoods Realty L.P., 3.20%, 06/15/2021	1,650,000	1,669,228
Office Properties Income Trust, 4.00%, 07/15/2022	7,200,000	7,347,750
		9,016,978
Oil & Gas Equipment & Services–0.18%
Helix Energy Solutions Group, Inc., Conv., 4.25%, 05/01/2022	10,666,000	10,944,769
Oil States International, Inc., Conv., 1.50%, 02/15/2023	15,097,000	13,205,346
		24,150,115
Oil & Gas Exploration & Production–0.08%
ConocoPhillips Co., 4.15%, 11/15/2034	2,403,000	2,664,505
Noble Energy, Inc., 5.25%, 11/15/2043	7,940,000	8,619,008
		11,283,513
Oil & Gas Storage & Transportation–0.79%
Energy Transfer Operating, L.P.,
7.50%, 10/15/2020	26,495,000	27,664,016
4.20%, 09/15/2023	1,638,000	1,713,576
4.90%, 03/15/2035	3,640,000	3,784,751
Enterprise Products Operating LLC,
5.25%, 01/31/2020	2,889,000	2,903,564
6.45%, 09/01/2040	555,000	746,420
4.25%, 02/15/2048	7,354,000	7,872,845
Kinder Morgan, Inc., 5.30%, 12/01/2034	4,203,000	4,815,984
MPLX L.P.,
4.50%, 07/15/2023	18,525,000	19,643,795
4.50%, 04/15/2038	8,564,000	8,557,292
Plains All American Pipeline L.P./PAA Finance Corp., 3.65%, 06/01/2022	4,275,000	4,373,459
Spectra Energy Partners, L.P., 4.50%, 03/15/2045	5,468,000	5,949,901
Sunoco Logistics Partners Operations L.P.,
5.50%, 02/15/2020	5,405,000	5,438,563
5.30%, 04/01/2044	8,165,000	8,445,216
Texas Eastern Transmission L.P., 7.00%, 07/15/2032	3,835,000	5,129,893
		107,039,275
Other Diversified Financial Services–1.94%
Convertible Trust - Consumer, Series 2018-1, 0.25%, 01/17/2024	57,077,000	58,669,448
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Principal Amount		Value
Other Diversified Financial Services–(continued)
Convertible Trust - Energy, Series 2019-1, 0.33%, 09/19/2024	$60,352,000	$61,033,978
Convertible Trust - Healthcare, Series 2018-1, 0.25%, 02/05/2024	56,758,000	63,041,111
Convertible Trust - Media, Series 2019, Class 1, 0.25%, 12/04/2024	60,368,000	68,747,078
MassMutual Global Funding II, 2.00%, 04/15/2021(c)	10,205,000	10,218,647
		261,710,262
Packaged Foods & Meats–0.30%
J. M. Smucker Co. (The), 2.50%, 03/15/2020	33,540,000	33,590,838
Kraft Heinz Foods Co., 4.63%, 10/01/2039(c)	5,610,000	5,806,870
Mead Johnson Nutrition Co. (United Kingdom), 4.13%, 11/15/2025	648,000	708,103
		40,105,811
Paper Packaging–0.11%
International Paper Co., 6.00%, 11/15/2041	2,855,000	3,517,339
Packaging Corp. of America, 4.50%, 11/01/2023	11,003,000	11,860,257
		15,377,596
Pharmaceuticals–0.77%
Allergan Funding SCS, 4.85%, 06/15/2044	9,265,000	10,294,965
Bayer US Finance II LLC (Germany), 4.38%, 12/15/2028(c)	9,800,000	10,723,377
Bayer US Finance LLC (Germany), 3.00%, 10/08/2021(c)	6,079,000	6,159,305
Bristol-Myers Squibb Co.,
4.00%, 08/15/2023(c)	4,735,000	5,016,760
4.13%, 06/15/2039(c)	6,435,000	7,444,656
4.63%, 05/15/2044(c)	13,875,000	16,860,098
Jazz Investments I Ltd., Conv., 1.88%, 08/15/2021	14,556,000	15,002,072
Mylan N.V., 3.15%, 06/15/2021	4,535,000	4,587,480
Pacira BioSciences, Inc., Conv., 2.38%, 04/01/2022	11,404,000	11,959,945
Perrigo Finance Unlimited Co., 3.50%, 03/15/2021	520,000	522,936
Supernus Pharmaceuticals, Inc., Conv., 0.63%, 04/01/2023	11,008,000	9,884,680
Zoetis, Inc., 4.70%, 02/01/2043	4,101,000	4,947,992
		103,404,266
Principal Amount		Value
Property & Casualty Insurance–0.28%
Allstate Corp. (The), 3.28%, 12/15/2026	$3,260,000	$3,471,585
Liberty Mutual Group, Inc., 4.85%, 08/01/2044(c)	9,030,000	10,357,255
Markel Corp.,
5.00%, 03/30/2043	4,185,000	4,624,325
5.00%, 05/20/2049	5,140,000	6,003,141
Travelers Cos., Inc. (The), 4.60%, 08/01/2043	6,455,000	8,019,568
WR Berkley Corp., 4.63%, 03/15/2022	5,040,000	5,317,373
		37,793,247
Railroads–0.22%
Burlington Northern Santa Fe, LLC, 5.15%, 09/01/2043	9,530,000	12,292,056
CSX Corp., 5.50%, 04/15/2041	1,660,000	2,106,714
Norfolk Southern Corp., 3.40%, 11/01/2049	4,879,000	4,880,870
Union Pacific Corp.,
4.15%, 01/15/2045	4,410,000	4,923,258
3.84%, 03/20/2060(c)	5,560,000	5,742,423
		29,945,321
Regional Banks–0.09%
Citizens Financial Group, Inc., 2.38%, 07/28/2021	4,700,000	4,717,150
The PNC Financial Services Group, Inc., 3.45%, 04/23/2029	7,450,000	7,974,736
		12,691,886
Reinsurance–0.12%
PartnerRe Finance B LLC, 3.70%, 07/02/2029	11,285,000	11,894,464
Reinsurance Group of America, Inc., 4.70%, 09/15/2023	3,711,000	4,033,997
		15,928,461
Renewable Electricity–0.05%
Oglethorpe Power Corp., 4.55%, 06/01/2044	5,806,000	6,288,744
Restaurants–0.06%
Starbucks Corp., 3.55%, 08/15/2029	7,440,000	8,058,132
Retail REITs–0.09%
Regency Centers L.P., 2.95%, 09/15/2029	7,960,000	8,017,253
Regency Centers, L.P., 4.65%, 03/15/2049	2,970,000	3,585,684
		11,602,937
Semiconductor Equipment–0.17%
Applied Materials, Inc., 2.63%, 10/01/2020	22,800,000	22,929,459
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Principal Amount		Value
Semiconductors–0.81%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 01/15/2024	$6,975,000	$7,179,934
Cree, Inc., Conv., 0.88%, 09/01/2023	33,830,000	35,331,206
Microchip Technology, Inc., Conv., 1.63%, 02/15/2027	20,600,000	26,954,818
NXP B.V./NXP Funding LLC (Netherlands), 5.35%, 03/01/2026(c)	7,660,000	8,616,501
ON Semiconductor Corp., Conv., 1.00%, 12/01/2020	17,148,000	21,507,635
Silicon Laboratories, Inc., Conv., 1.38%, 03/01/2022	5,936,000	7,451,473
Texas Instruments, Inc., 2.63%, 05/15/2024	2,275,000	2,342,110
		109,383,677
Specialized REITs–0.18%
Crown Castle International Corp., 4.75%, 05/15/2047	470,000	553,068
EPR Properties, 4.75%, 12/15/2026	17,525,000	19,130,603
LifeStorage L.P., 3.50%, 07/01/2026	4,667,000	4,815,924
		24,499,595
Specialty Chemicals–0.01%
Sherwin-Williams Co. (The), 4.50%, 06/01/2047	1,665,000	1,904,733
Systems Software–0.29%
FireEye, Inc.,
Series A, Conv., 1.00%, 06/01/2020(d)	17,382,000	17,287,739
Series B, Conv., 1.63%, 06/01/2022(d)	17,616,000	17,069,590
Microsoft Corp., 3.50%, 02/12/2035	4,259,000	4,726,630
		39,083,959
Technology Distributors–0.06%
Avnet, Inc., 4.63%, 04/15/2026	7,645,000	8,177,379
Technology Hardware, Storage & Peripherals–0.45%
Apple, Inc.,
2.15%, 02/09/2022	7,303,000	7,356,840
3.35%, 02/09/2027	3,495,000	3,739,962
Dell International LLC/EMC Corp.,
5.45%, 06/15/2023(c)	7,237,000	7,850,635
8.35%, 07/15/2046(c)	278,000	373,333
SanDisk LLC, Conv., 0.50%, 10/15/2020	24,327,000	21,333,563
Western Digital Corp., Conv., 1.50%, 02/01/2024	20,616,000	19,470,274
		60,124,607
Principal Amount		Value
Tobacco–0.24%
Altria Group, Inc., 5.80%, 02/14/2039	$12,541,000	$14,764,961
Philip Morris International, Inc.,
3.60%, 11/15/2023	3,940,000	4,166,008
4.88%, 11/15/2043	11,740,000	14,060,182
		32,991,151
Trading Companies & Distributors–0.08%
Air Lease Corp.,
3.00%, 09/15/2023	627,000	639,219
4.25%, 09/15/2024	4,355,000	4,670,402
Aircastle Ltd., 4.40%, 09/25/2023	5,510,000	5,843,769
		11,153,390
Trucking–0.11%
Aviation Capital Group LLC,
2.88%, 01/20/2022(c)	6,230,000	6,249,213
4.88%, 10/01/2025(c)	7,745,000	8,337,039
		14,586,252
Wireless Telecommunication Services–0.17%
America Movil, S.A.B. de C.V. (Mexico), 4.38%, 07/16/2042	6,610,000	7,532,333
Rogers Communications, Inc. (Canada),
4.50%, 03/15/2043	6,080,000	6,968,381
4.30%, 02/15/2048	8,020,000	9,052,480
		23,553,194
Total U.S. Dollar Denominated Bonds & Notes (Cost $2,692,274,958)		2,947,859,401
U.S. Treasury Securities–11.09%
U.S. Treasury Bills–0.01%
1.86% - 2.36%, 12/19/2019(g)(h)	1,065,000	1,063,930
U.S. Treasury Bonds–1.15%
4.50%, 02/15/2036	9,250,000	12,542,422
2.25%, 08/15/2049	141,510,500	142,792,939
		155,335,361
U.S. Treasury Notes–9.93%
1.50%, 10/31/2021	515,861,000	514,581,422
1.63%, 11/15/2022	135,674,000	135,726,997
1.50%, 10/31/2024	433,484,700	430,656,889
1.63%, 10/31/2026	26,831,000	26,647,061
1.75%, 11/15/2029	229,420,700	228,860,590
		1,336,472,959
Total U.S. Treasury Securities (Cost $1,480,547,853)		1,492,872,250
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Shares		Value
Preferred Stocks–0.52%
Asset Management & Custody Banks–0.17%
AMG Capital Trust II, 5.15%, Conv. Pfd.	483,000	$23,446,667
Diversified Banks–0.03%
Wells Fargo & Co., 5.85%, Series Q, Pfd.	142,800	3,857,028
Oil & Gas Storage & Transportation–0.32%
El Paso Energy Capital Trust I, 4.75%, Conv. Pfd.	875,900	43,278,219
Total Preferred Stocks (Cost $63,824,606)		70,581,914
Principal Amount
U.S. Government Sponsored Agency Mortgage-Backed Securities–0.15%
Federal Home Loan Mortgage Corp. (FHLMC)–0.08%
6.50%, 05/01/2029	$1	1
6.75%, 03/15/2031	7,000,000	10,292,547
5.50%, 02/01/2037	13	15
		10,292,563
Federal National Mortgage Association (FNMA)–0.07%
5.50%, 03/01/2021	11	10
6.63%, 11/15/2030	6,315,000	9,136,832
7.00%, 07/01/2032	6,109	6,132
		9,142,974
Government National Mortgage Association (GNMA)–0.00%
8.00%, 06/15/2026 to 01/20/2031	15,500	15,977
7.50%, 12/20/2030	959	1,131
		17,108
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $17,475,966)		19,452,645
Principal Amount		Value

Municipal Obligations–0.05%
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project M), Series 2010 A, RB, 6.66%, 04/01/2057 (Cost $4,938,000)	$4,938,000	$6,980,900
Shares
Money Market Funds–4.59%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(i)	216,039,560	216,039,560
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(i)	155,297,268	155,359,387
Invesco Treasury Portfolio, Institutional Class, 1.52%(i)	246,902,355	246,902,355
Total Money Market Funds (Cost $618,261,103)		618,301,302
TOTAL INVESTMENTS IN SECURITIES–99.48% (Cost $11,313,237,062)		13,394,861,313
OTHER ASSETS LESS LIABILITIES—0.52%		70,401,709
NET ASSETS–100.00%		$13,465,263,022
Investment Abbreviations:
Conv.	– Convertible
DAC	– Designated Activity Co.
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
RB	– Revenue Bonds
REIT	– Real Estate Investment Trust
Rts.	– Rights
USD	– U.S. Dollar
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2019 was $553,993,184, which represented 4.11% of the Fund’s Net Assets.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2019.
(f)	Perpetual bond with no specified maturity date.
(g)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(i)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.

Open Futures Contracts
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Interest Rate Risk
U.S. Treasury 5 Year Notes	217	March-2020	$(25,816,219)	$1,179	$1,179
U.S. Treasury 10 Year Notes	343	March-2020	(44,370,265)	50,098	50,098
Total Futures Contracts				$51,277	$51,277

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
12/06/2019	State Street Bank & Trust Co.	CAD	83,731,360	USD	63,669,605	$632,851
12/06/2019	State Street Bank & Trust Co.	CHF	39,611,227	USD	40,212,893	593,685
12/06/2019	State Street Bank & Trust Co.	EUR	79,998,371	USD	89,289,040	1,139,056
12/06/2019	State Street Bank & Trust Co.	USD	14,976,202	GBP	11,599,931	27,760
Subtotal—Appreciation						2,393,352
Currency Risk
12/06/2019	Bank of New York Mellon (The)	GBP	151,101,904	USD	195,114,111	(329,055)
12/06/2019	State Street Bank & Trust Co.	CAD	1,290,572	USD	971,510	(91)
12/06/2019	State Street Bank & Trust Co.	EUR	1,670,327	USD	1,839,403	(1,126)
12/06/2019	State Street Bank & Trust Co.	GBP	161,891,700	USD	209,044,221	(355,036)
12/06/2019	State Street Bank & Trust Co.	USD	1,005,214	CAD	1,335,074	(109)
12/06/2019	State Street Bank & Trust Co.	USD	2,423,130	CHF	2,405,601	(17,045)
12/06/2019	State Street Bank & Trust Co.	USD	2,707,205	EUR	2,444,836	(13,247)
Subtotal—Depreciation						(715,709)
Total Forward Foreign Currency Contracts						$1,677,643

Abbreviations:
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$8,238,812,901	$—	$—	$8,238,812,901
U.S. Dollar Denominated Bonds & Notes	—	2,947,859,401	—	2,947,859,401
U.S. Treasury Securities	—	1,492,872,250	—	1,492,872,250
Preferred Stocks	70,581,914	—	—	70,581,914
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	19,452,645	—	19,452,645
Municipal Obligations	—	6,980,900	—	6,980,900
Money Market Funds	618,301,302	—	—	618,301,302
Total Investments in Securities	8,927,696,117	4,467,165,196	—	13,394,861,313
Other Investments - Assets*
Futures Contracts	51,277	—	—	51,277
Forward Foreign Currency Contracts	—	2,393,352	—	2,393,352
	51,277	2,393,352	—	2,444,629
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(715,709)	—	(715,709)
Total Other Investments	51,277	1,677,643	—	1,728,920
Total Investments	$8,927,747,394	$4,468,842,839	$—	$13,396,590,233

*	Unrealized appreciation (depreciation).
Invesco Equity and Income Fund